Related Party Balances and Transactions (Tables)	12 Months Ended
Dec. 31, 2017
Balances with related parties [Member]
Related Party Transaction [Line Items]
Schedule of balances with related parties

	December 31,
	2017	2016
Assets:

Trade receivables, net	$14,329	$952
Other accounts receivable and prepaid expenses	$2	$588

Liabilities:

Trade payables	$63	$169
Other accounts payables and accrued expenses	$140	$92
Advances from customers	$-	$1,880

Transactions with related parties [Member]
Related Party Transaction [Line Items]
Schedule of balances with related parties
	Year ended December 31,
	2017	2016	2015

Revenues	$24,559	$18,461	$169

Expenses:

Cost of revenues	$201	$210	$42

Operating expenses:

Research and development, net	$371	$224	$244
Sales and marketing, net	$217	$142	$118
General and administrative	$293	$250	$93

Capital expenses	$9	$21	$-